Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Fee income and other	$ 46	$ 50	$ 87
Disposal Group, Including Discontinued Operation, Net Investment Income, Securities Available-for-sale and Other	10	26	38
Equity Securities Trading	201	(14)	238
Net Investment Income	211	12	276
Securities Available-for-sale and Other	4,227	4,263	4,354
Net realized capital losses	33	75	(25)
Other revenues	0	48	213
Total revenues	290	185	551
Disposal Group, Including Discontinued Operation, Benefits Losses and Loss Adjustment Expenses	2	(2)	7
Disposal Group, Including Discontinued Operation Benefits, Losses and Loss Adjustment Expenses, Returns Credited on International Variable Annuities	201	(14)	238
Benefits, losses and expenses
Amortization of DAC	0	0	17
Insurance operating costs and other expenses	39	95	290
Goodwill impairment	0	0	153
Total benefits, losses and expenses	242	79	705
Income (loss) before income taxes	48	106	(154)
Income tax expense (benefit)	(15)	49	(49)
Income (loss) from operations of discontinued operations, net of tax	63	57	(105)
Net realized capital gain (loss) on disposal, net of tax	(1)	82	37
Income (loss) from discontinued operations, net of tax	$ 62	$ 139	$ (68)